Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating leases [Abstract]
Schedule of Consolidated Balance Sheets	The following table presents balances reported in the consolidated balance sheets related to the Company’s leases:
	As of December 31,
	2022	2023
	USD	USD
Right-of-use asset, net	$162,270	$72,939

Lease liabilities, current	87,129	72,230
Lease liabilities, non-current	74,384	-
Total operating lease liabilities	$161,513	$72,230

Schedule of Components of Lease Expenses	The components of lease expenses were as follows:
	For the years ended December 31,
	2022	2023
Lease cost
Amortization of right-of-use assets	$14,752	$84,108
Interest of operating lease liabilities	1,342	5,508
Total	$16,094	$89,616

Schedule of Undiscounted Cash Flows	The following table reconciles the undiscounted cash flows of the Group leases as of December 31, 2023 to the present value of its operating lease payments:
For the year ending December 31	USD
2024	73,667
Total undiscounted operating lease payments	73,667
Less: imputed interest	(1,437)
Present value of operating lease liabilities	72,230